Deferred Revenues and Performance Obligations - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue From Contract With Customer Line Items [Line Items]
Transaction price allocated to remaining performance obligations		$ 170,168	$ 162,230	$ 176,109
Performance obligation percentage of transaction price to recognised in the next twelve months		45.00%	45.00%
Subsequent Event [Member]
Revenue From Contract With Customer Line Items [Line Items]
Performance obligation percentage of transaction price to recognised in the next twelve months	45.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-12-31
Revenue From Contract With Customer Line Items [Line Items]
Revenue remaining performance obligation expected timing of satisfaction		3 years	3 years